Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets

8. Intangible assets

Intangible assets are comprised of the Mineral Royalties Online (“MRO”) royalty database, which was acquired in May 2020 for $1,838.

Database
$
Cost at:
January 1, 2024 and December 31, 2024 and 2025	1,838

Accumulated amortization at:
January 1, 2024	665
Amortization	184
December 31, 2024	849
Amortization	185
December 31, 2025	1,034

Net book value at:
December 31, 2024	989
December 31, 2025	804